Standards issued but not yet effective	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Standards issued but not yet effective
38.	Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s consolidated financial statements are disclosed below. The Group intends to adopt these standards, when they become effective.

IFRS 16 Leases (IFRS 16) was issued in January 2016 and it replaces IAS 17 Leases (IAS 17), IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees—leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee recognizes a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees are required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16, which is effective for annual periods beginning on or after 1 January 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

The Group expects to apply the standard using the modified retrospective approach as a lessee and accordingly, the cumulative effect of applying the new standard will be recognized as an adjustment to the opening balance of retained earnings as of 1 January 2019. Comparative information will not be restated. The Group expects to elect to apply the standard to contracts that were previously identified as leases applying IAS 17 and IFRIC 4. The Group will therefore not apply the standard to contracts that were not previously identified as containing a lease applying IAS 17 and IFRIC 4.

The Group expects to elect to use the exemptions proposed by the standard on lease contracts for which the lease terms ends within 12 months as of the date of initial application of the new standard, and lease contracts for which the underlying asset is of low value.

The Company anticipates IFRS 16 will have a material impact on the consolidated balance sheet due to the significance of the Company’s operating lease portfolio. The Company anticipates a minimal impact on the consolidated statement of income. The impact of IFRS 16 is non-cash in nature; therefore, it will not affect the Company’s cash flows.